Trade and other receivables	12 Months Ended
Dec. 31, 2024
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Trade and other receivables	Trade and other receivables
Trade and other receivables as of December 31, 2024 include unbilled revenue of $120,227 (2023 - $112,785) from the Company’s regulated utilities. Trade and other receivables as of December 31, 2024 are presented net of allowance for doubtful accounts of $27,096 (2023 - $29,764).